Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of December 31, 2022	As of December 31, 2021

Buildings	$24,150	$26,411
Office equipment	3,230	3,401
Machinery and tools	1,879	1,886
Vehicles	37,841	43,330
Leasehold improvements	4,964	6,310
Constructions in progress	2,215	752
Subtotal	74,279	82,090
Less: accumulated depreciation and amortization	(34,014)	(34,809)
Property and equipment, net	$40,265	$47,281